Note 4 - Discontinued Operations - Income Statement (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net earnings from discontinued operations attributable to Company		$ 1,104	$ 23,807
Basic (in dollars per share)		$ 0.03	$ 0.66
Diluted (in dollars per share)		$ 0.03	$ 0.65
Field Asset Services [Member]
Revenues		$ 479,636	$ 1,132,002
Cost of revenues		340,941	800,046
Selling, general and administrative expenses		106,894	249,481
Depreciation		7,566	17,634
Amortization of intangible assets		4,253	8,744
Acquisition-related items		214	723
Operating earnings		19,768	55,374
Interest expense, net		993	6,932
Other expense		147	255
Earnings before income tax		18,628	48,187
Income tax expense		9,216	13,593
Net operating earnings from discontinued operations		9,412	34,594
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax			2,756
Net earnings from discontinued operations		9,412	37,350
Non-controlling interest share of earnings		4,566	3,426
Non-controlling interest redemption increment		3,742	10,117
Net earnings from discontinued operations attributable to Company		$ 1,104	$ 23,807
Basic (in dollars per share)		$ 0.03	$ 0.66
Diluted (in dollars per share)		$ 0.03	$ 0.65